CAPITAL STOCK (Details) - Capital stock - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Share capital
Number of shares issued	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Total paid-in capital	Rp 4,953	Rp 4,953
Series A Dwiwarna Share
Share capital
Number of shares issued	1
Series A Dwiwarna Share | Government agencies
Share capital
Number of shares issued	1	1
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares
Share capital
Number of shares issued	99,062,216,559
Series B shares | Government agencies
Share capital
Number of shares issued	51,602,353,559	51,602,353,559
Percentage of ownership	52.09%	52.09%
Total paid-in capital	Rp 2,580	Rp 2,580
Series B shares | The Bank of New York Mellon Corporation
Share capital
Number of shares issued	4,185,694,580	3,973,451,980
Percentage of ownership	4.23%	4.02%
Total paid-in capital	Rp 209	Rp 199
Series B shares | Ririek Adriansyah
Share capital
Number of shares issued	9,336,755	6,016,355
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Bogi Witjaksono
Share capital
Number of shares issued	6,952,700	4,130,400
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Afriwandi
Share capital
Number of shares issued	6,995,200	4,172,900
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Heri Sunaryadi
Share capital
Number of shares issued	7,242,700	4,170,400
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | F.M. Venusiana R.
Share capital
Number of shares issued	10,629,200	7,806,900
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Herlan Wijanarko
Share capital
Number of shares issued	6,995,200	4,172,900
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Muhamad Fajrin Rasyid
Share capital
Number of shares issued	6,952,700	4,130,400
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Budi Setyawan Wijaya
Share capital
Number of shares issued	7,407,700	4,585,400
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Honesti Basyir
Share capital
Number of shares issued	3,250,844	370,544
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Isa Rachmatarwata
Share capital
Number of shares issued	3,312,700	1,968,000
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Marcelino Rumambo Pandin
Share capital
Number of shares issued	3,312,700	1,968,000
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Ismail
Share capital
Number of shares issued	3,312,700	1,968,000
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Arya Mahendra Sinulingga
Share capital
Number of shares issued	3,359,500	2,014,800
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Rizal Mallarangeng
Share capital
Number of shares issued	3,312,700	1,968,000
Percentage of ownership	0.00%	0.00%
Total paid-in capital	Rp 0	Rp 0
Series B shares | Silmy Karim
Share capital
Number of shares issued	1,344,700
Percentage of ownership	0.00%
Total paid-in capital	Rp 0
Series B shares | Public (individually less than 5%)
Share capital
Number of shares issued	43,190,450,461	43,436,968,061
Percentage of ownership	43.68%	43.89%
Total paid-in capital	Rp 2,164	Rp 2,174